Restructuring Charges - by Business Segment (Detail) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
Streamlining Actions
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	$ 16	$ 184
Total charges since inception	200
Streamlining Actions | Investment Management
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	12	23
Total charges since inception	35
Streamlining Actions | Investment Services
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	2	83
Total charges since inception	85
Streamlining Actions | Other
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	2	78
Total charges since inception	80
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	(9)	(7)	$ 45	$ 43
Total charges since inception	134
Operational Efficiency Initiatives 2011 | Investment Management
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	(2)	(1)	4
Total charges since inception	49
Operational Efficiency Initiatives 2011 | Investment Services
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	(2)	(1)	25
Total charges since inception	82
Operational Efficiency Initiatives 2011 | Other
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	(5)	$ (5)	$ 16
Total charges since inception	$ 3